Minimum Amounts Of Capital and Ratios (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based	$ 81,504	$ 69,753
Common equity Tier 1	45,846	39,236
Tier I risk-based	61,128	52,315
Tier I leverage	$ 50,412	$ 44,661
Total risk-based, Ratio	8.00%	8.00%
Common equity Tier 1, Ratio	4.50%	4.50%
Tier I risk-based, Ratio	6.00%	6.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiary [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based	$ 81,391	$ 69,698
Common equity Tier 1	45,782	39,205
Tier I risk-based	61,043	52,274
Tier I leverage	$ 50,364	$ 44,625
Total risk-based, Ratio	8.00%	8.00%
Common equity Tier 1, Ratio	4.50%	4.50%
Tier I risk-based, Ratio	6.00%	6.00%
Tier I leverage, Ratio	4.00%	4.00%